FAIR VALUE DISCLOSURES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
FAIR VALUE DISCLOSURES
NOTE 8.  FAIR VALUE DISCLOSURES

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1	Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2
Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3	Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Securities:  Securities available for sale are valued primarily by a third party pricing service. The fair values of securities available for sale are determined on a recurring basis by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs) or pricing models utilizing significant observable inputs such as matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). These models utilize the market approach with standard inputs that include, but are not limited to benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. There were no transfers from or into Level 1, Level 2 or Level 3 during the first six months of 2011.

Mortgage banking derivatives:  The fair value of derivatives are based on observable market data as of the measurement date (Level 2).

Impaired loans:  Impaired loans with specific allocations of the allowance for loan losses are generally assessed against higher than normal discounted advance ratios of collateral as approved at the time of funding, with consideration given for any supplemental credit support from guarantors. Consideration is given for the type and nature of collateral, as well as the anticipated liquidation value to develop a discount for the advance ratios on each credit.  Commercial real estate is generally discounted from its appraised value by 20-50% after various considerations including age of the appraisal, current net operating income realized, general market conditions where the property is located, type of property and potential buyer base.  The appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant. Raw and finished inventory is discounted from its cost or book value by 35-65%, depending on the marketability of the goods.  Finished goods are generally discounted by 30-60%, depending on the ease of marketability, cost of transportation or scope of use of the finished good.  Work in process inventory is typically discounted by 50-100%, depending on the length of manufacturing time, types of components used in the completion process, and the breadth of the user base.  Equipment is valued at a percentage of depreciated book value or recent appraised value, if available, and is typically discounted at 30-70% after various considerations including age and condition of the equipment, marketability, breadth of use, and whether the equipment includes unique components or add-ons.  Marketable securities are discounted by 10-30%, depending on the type of investment, age of valuation report and general market conditions.  This methodology is based on a market approach and typically results in a Level 3 classification of the inputs for determining fair value.

Mortgage servicing rights:  As of June 30, 2011 the fair value of the Company’s Level 3 servicing assets for residential mortgage loans was $2.5 million, some of which are not currently impaired and therefore carried at amortized cost.  These residential mortgage loans have a weighted average interest rate of 5.14%, a weighted average maturity of 20 years and are secured by homes generally within the Company’s market area of Northern Indiana.  A valuation model is used to estimate fair value, which is based on an income approach.  The inputs used include estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, ancillary income, late fees, and float income.  The most significant assumption used to value mortgage servicing rights is prepayment rate.  Prepayment rates are estimated based on published industry consensus prepayment rates.  At June 30, 2011 the constant prepayment speed (PSA) used was 276 and the discount rate used was 9.2%.  At June 30, 2010 the constant prepayment speed (PSA) used was 386 and the discount rate used was 9.5%.

Other real estate owned:  Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate owned are measured at the lower of carrying amount or fair value, less costs to sell. Fair values are generally based on third party appraisals of the property, resulting in a Level 3 classification. In cases where the carrying amount exceeds the fair value, less costs to sell, an impairment loss is recognized.

Real estate mortgage loans held for sale:  Real estate mortgage loans held for sale are carried at the lower of cost or fair value, as determined by outstanding commitments, from third party investors.

The table below presents the balances of assets measured at fair value on a recurring basis:

	June 30, 2011
	Fair Value Measurements Using			Assets
Assets	Level 1	Level 2	Level 3	at Fair Value
U.S. Treasury securities	$ 1,047	$ 0	$ 0	$ 1,047
U.S. Government sponsored agencies	0	5,086	0	5,086
Agency residential mortgage-backed securities	0	329,106	0	329,106
Non-agency residential mortgage-backed securities	0	37,898	0	37,898
State and municipal securities	0	73,818	0	73,818
Total Securities	1,047	445,908	0	446,955

Mortgage banking derivative	0	188	0	188

Total assets	$ 1,047	$ 446,096	$ 0	$ 447,143

	December 31, 2010
	Fair Value Measurements Using			Assets
Assets	Level 1	Level 2	Level 3	at Fair Value
U.S. Treasury securities	$ 1,036	$ 0	$ 0	$ 1,036
Agency residential mortgage-backed securities	0	308,851	0	308,851
Non-agency residential mortgage-backed securities	0	62,773	0	62,773
State and municipal securities	0	69,960	0	69,960
Total Securities	1,036	441,584	0	442,620

Mortgage banking derivative	0	357	0	357

Total assets	$ 1,036	$ 441,941	$ 0	$ 442,977

The table below presents the balances of assets measured at fair value on a nonrecurring basis:

	June 30, 2011
	Fair Value Measurements Using			Assets
Assets	Level 1	Level 2	Level 3	at Fair Value

Impaired loans:
Commercial and industrial loans:
Working capital lines of credit loans	$ 0	$ 0	$ 2,271	$ 2,271
Non-working capital loans	0	0	4,515	4,515

Commercial real estate and multi-family residential loans:
Construction and land development loans	0	0	992	992
Owner occupied loans	0	0	2,132	2,132
Nonowner occupied loans	0	0	16,389	16,389
Multifamily loans	0	0	0	0

Agri-business and agricultural loans:
Loans secured by farmland	0	0	306	306
Loans for agricultural production	0	0	229	229

Other commercial loans	0	0	2	2

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	0	0	893	893
Open end and junior lien loans	0	0	0	0
Residential construction loans	0	0	0	0

Other consumer loans	0	0	0	0

Total impaired loans	$ 0	$ 0	$ 27,729	$ 27,729

Mortgage servicing rights	0	0	12	12
Other real estate owned	0	0	16	16

Total assets	$ 0	$ 0	$ 27,757	$ 27,757

	December 31, 2010
	Fair Value Measurements Using			Assets
Assets	Level 1	Level 2	Level 3	at Fair Value

Impaired loans:
Commercial and industrial loans:
Working capital lines of credit loans	$ 0	$ 0	$ 2,708	$ 2,708
Non-working capital loans	0	0	4,990	4,990

Commercial real estate and multi-family residential loans:
Construction and land development loans	0	0	1,207	1,207
Owner occupied loans	0	0	1,960	1,960
Nonowner occupied loans	0	0	14,666	14,666
Multifamily loans	0	0	0	0

Agri-business and agricultural loans:
Loans secured by farmland	0	0	322	322
Loans for agricultural production	0	0	635	635

Other commercial loans	0	0	7	7

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	0	0	815	815
Open end and junior lien loans	0	0	140	140
Residential construction loans	0	0	0	0

Other consumer loans	0	0	0	0

Total impaired loans	$ 0	$ 0	$ 27,450	$ 27,450

Mortgage servicing rights	0	0	11	11

Total assets	$ 0	$ 0	$ 27,461	$ 27,461

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a gross carrying amount of $42.5 million, with a valuation allowance of $14.8 million, resulting in additional provision for loan losses of $3.4 million and $2.5 million, respectively, for the six months and three months ended June 30, 2011.  In addition, $7,000 and $4,000, respectively, in impairment of mortgage servicing rights, measured using Level 3 inputs within the fair value hierarchy, was recovered during the six months and three months ended June 30, 2011.  The Company also recognized a $20,000 reduction in the value of other real estate owned during the six months ended June 30, 2011.

The following table contains the estimated fair values and the related carrying values of the Company’s financial instruments. Items which are not financial instruments are not included.

	June 30, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value

Financial Assets:
Cash and cash equivalents	$ 60,325	$ 60,325	$ 60,141	$ 60,141
Securities available for sale	446,955	446,955	442,620	442,620
Real estate mortgages held for sale	3,103	3,136	5,606	5,661
Loans, net	2,097,172	2,094,915	2,044,952	2,041,812
Federal Home Loan Bank stock	7,313	N/A	8,511	N/A
Federal Reserve Bank stock	3,420	N/A	3,420	N/A
Accrued interest receivable	8,803	8,803	9,064	9,064
Financial Liabilities:
Certificates of deposit	(969,788)	(979,975)	(949,559)	(962,456)
All other deposits	(1,306,711)	(1,306,711)	(1,251,466)	(1,251,466)
Securities sold under agreements to repurchase	(127,026)	(127,026)	(142,015)	(142,015)
Other short-term borrowings	(11,408)	(11,408)	(32,037)	(32,037)
Long-term borrowings	(15,040)	(16,072)	(15,041)	(15,991)
Subordinated debentures	(30,928)	(31,251)	(30,928)	(31,242)
Standby letters of credit	(308)	(308)	(321)	(321)
Accrued interest payable	(6,497)	(6,497)	(4,978)	(4,978)

For purposes of the above disclosures of estimated fair value, the following assumptions were used as of June 30, 2011 and December 31, 2010. The estimated fair value for cash and cash equivalents, demand and savings deposits, variable rate loans, variable rate short term borrowings and accrued interest is considered to approximate cost. The fair value of Federal Home Loan Bank and Federal Reserve Bank stock is not determinable as there are restrictions on its transferability. The estimated fair value for fixed rate loans, certificates of deposit and fixed rate borrowings is based on discounted cash flows using current market rates applied to the estimated life. Real estate mortgages held for sale are based upon the actual contracted price for those loans sold but not yet delivered, or the current Federal Home Loan Mortgage Corporation price for normal delivery of mortgages with similar coupons and maturities at year-end. The fair value of subordinated debentures is based on the rates currently available to the Company with similar term and remaining maturity and credit spread. The fair value of off-balance sheet items is based on the current fees or costs that would be charged to enter into or terminate such arrangements. The estimated fair value of other financial instruments approximate cost and are not considered significant to this presentation.